Earnings Per Share (Tables)	12 Months Ended
Oct. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share	Potentially dilutive ordinary shares are excluded from the calculation of diluted earnings per share when their effect would be anti-dilutive.
	Year ended October 31,		Six months ended October 31,	Year ended April 30,
Earnings figures are calculated as follows:	2025	2024	2023	2023
	US$	US$	US$	US$
Earnings for the purpose of basic and diluted earnings per share	54,705	44,443	31,940	42,059

	Year ended October 31,		Six months ended October 31,	Year ended April 30,
Number of shares	2025	2024	2023	2023
Weighted average number of ordinary shares for the purpose of basic earnings per share	123,709,627	76,748,858	76,602,929	74,159,933
Effect of dilutive potential ordinary shares - restricted ordinary shares and restricted shares unit	56,250	56,250	51,941	47,236
Weighted average number of ordinary shares for the purpose of diluted earnings per share	123,765,877	76,805,108	76,654,870	74,207,169